Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.5	$ 0.5
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares outstanding	38,108,752	37,881,247
Treasury stock, shares	4,823,988	4,823,988
Class B Common Stock
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares outstanding	5,513,386	5,790,636
Treasury stock, shares	48,263	48,263